Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 1,361,939	$ (63,807)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	244,335
Changes in allowances - advances to suppliers	(575,802)
Changes in allowances - inventories	(19,180)	225,408
Depreciation and amortization	48,879	15,790
Share-based compensation	805,410
Non-cash lease expenses		14,255
Accrued interest expense for convertible notes		132,511
Amortization of deferred financing costs		1,093,440
Changes in operating assets and liabilities:
Accounts receivable, net	(2,873,919)	4,944,245
Advances to suppliers, net	11,789,665	2,428,891
Inventory, net	(220,226)	542,280
Due from related parties		(3,675,034)
Other current assets	12,141	40,705
Accounts payable	(167,748)	150,615
Advances from customers	622	45,777
Operating lease liabilities	1,005	157
Other current liabilities	(681,862)	(208,414)
Net cash provided by operating activities	9,725,259	5,686,467
Cash flows from investing activities
Purchase of property, plant and equipment	(14,745)	(164,588)
Purchase of intangible assets	(1,353)	(82,138)
Short-term deposits	(2,751,873)
Net cash used in investing activities	(2,767,971)	(246,726)
Cash flows from financing activities
Net proceeds from stock issuance	6,709,040
Borrowings from bank loans		1,853,800
Repayments of bank loans	(168,170)	(1,426,000)
Repayments of loans from related parties	302,793	881,557
Net cash provided by (used in) financing activities	6,843,663	(453,757)
Effect of exchange rate changes on cash and restricted cash	78,715	(39,666)
Net increase in cash and restricted cash	13,800,951	4,946,318
Cash and restricted cash, beginning of period	2,165,151	753,815
Cash and restricted cash, end of period	16,044,817	5,700,133
Supplemental disclosure information:
Income taxes paid	327	22,998
Interest paid	46,922	42,596
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 836,994	317,540
Conversion of notes to 3,306,428 and 131,223 shares of common stock		2,272,625
Accrued interest for convertible notes		$ 132,511